Stockholders' equity - Profit reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' equity
Dividends and interest on capital of Vale's stockholders	$ (3,481)		$ (2,054)
Translation adjustment	$ 4,203	$ 1,111	3,899
Maximum percentage of distributable income reserve for maintenance and development	50.00%
Percentage of distributable income retained for capital investments budget	50.00%
Legal reserve
Stockholders' equity
Balance at beginning of year	$ 1,656	1,722
Minimum mandatory remuneration	251
Translation adjustment	(365)	(66)
Balance at end of year	1,542	1,656	1,722
Tax incentive reserve
Stockholders' equity
Balance at beginning of year	848	882
Minimum mandatory remuneration	2
Translation adjustment	(191)	(34)
Balance at end of year	659	848	882
Investments reserve
Stockholders' equity
Balance at beginning of year	4,586	8,364
Minimum mandatory remuneration	656	(1,683)
Dividends and interest on capital of Vale's stockholders	(2,329)	(1,767)
Translation adjustment	(1,059)	(328)
Balance at end of year	1,854	4,586	8,364
Additional Remuneration reserve
Stockholders' equity
Minimum mandatory remuneration	2,820
Translation adjustment	167
Balance at end of year	2,987
Profit reserves
Stockholders' equity
Balance at beginning of year	7,090	10,968
Minimum mandatory remuneration	3,729	(1,683)
Dividends and interest on capital of Vale's stockholders	(2,329)	(1,767)
Translation adjustment	(1,448)	(428)
Balance at end of year	$ 7,042	$ 7,090	$ 10,968